Employee Benefit Plans - Plan Asset Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans Defined Benefit [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,161	$ 1,969
Defined Benefit Plan, Actual Return on Plan Assets	273	(112)
Insurance Contract Rights And Obligations Fair Value Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Participating Interest In Annuity Contract	95	84
Insurance Contract Rights And Obligations Fair Value Option [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Participating Interest In Annuity Contract	95	84
Accumulated benefit obligation	140	144
Defined Benefit Plan, Actual Return on Plan Assets	(4)
Defined Benefit Plan, Benefit Obligation, Period Increase (Decrease)	$ 7
Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	37.00%
Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	56.00%
Defined Benefit Plan, Debt Security [Member] | Insurance Contract Rights And Obligations Fair Value Option [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans Defined Benefit [Member] | U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Participating Interest In Annuity Contract	$ 235	$ 228
Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	6.00%
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	1.00%